AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Principal Amount	Value
Municipal Bonds - 95.8%
Alabama - 0.6%
County of Jefferson Sewer Revenue 5.500%, 10/01/53	$1,000,000	$1,046,981
California - 1.1%
California Municipal Finance Authority 5.000%, 05/15/48	1,005,000	1,005,354
California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,000,000	848,955

Total California		1,854,309
Colorado - 4.6%
Colorado Health Facilities Authority, Series A 5.125%, 12/01/45	1,000,000	1,015,684
Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,519,468

Total Colorado		7,535,152
Florida - 11.8%
Capital Trust Authority, Series A,
5.000%, 06/01/54[1]	1,000,000	865,937
5.000%, 06/01/64[1]	1,000,000	840,254

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,254,668
Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	2,075,206
5.000%, 02/01/52	1,675,000	1,590,282

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,637,671
Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,689,939
Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	1,500,000	1,435,050
Village Community Development District No 15 4.800%, 05/01/55[1]	1,000,000	947,933

Total Florida		19,336,940
Georgia - 1.9%
Fayette County Development Authority,
5.250%, 10/01/49	1,500,000	1,546,544
5.250%, 10/01/54	1,500,000	1,537,249

Total Georgia		3,083,793
Illinois - 2.7%
Metropolitan Pier & Exposition Authority,
4.000%, 06/15/52	2,515,000	2,111,688
5.000%, 06/15/50	2,335,000	2,301,066

Total Illinois		4,412,754
	Principal Amount	Value
Indiana - 3.0%
Indiana Finance Authority, Series A,
5.000%, 07/01/54	$1,000,000	$990,218
5.000%, 07/01/59	1,250,000	1,226,973
5.250%, 03/01/50	1,500,000	1,474,236
5.250%, 07/01/64	1,250,000	1,254,709

Total Indiana		4,946,136
Massachusetts - 7.3%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,465,191
5.250%, 07/01/50	1,250,000	1,252,063
5.250%, 07/01/52	2,245,000	2,231,982
5.250%, 07/01/55	1,000,000	987,988
5.250%, 07/01/55	1,000,000	991,576

Massachusetts Development Finance Agency, Series 1,
4.500%, 07/01/54	1,000,000	923,950
5.250%, 07/01/50	1,000,000	1,009,778

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/54[1]	1,200,000	1,125,928

Total Massachusetts		11,988,456
Michigan - 0.7%
Michigan State Housing Development Authority, Series C 5.050%, 06/01/51	1,200,000	1,201,695
Minnesota - 0.6%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	1,000,000	1,006,046
Nebraska - 3.0%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	4,912,697
New Hampshire - 0.6%
New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	1,000,000	1,041,602
New Jersey - 3.8%
Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	2,095,000	2,043,978
5.250%, 06/01/46	2,755,000	2,758,658

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,415,000	1,380,174

Total New Jersey		6,182,810
New York - 14.3%
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,447,748
4.000%, 07/01/52	1,775,000	1,494,768
4.250%, 07/01/50	1,000,000	903,904

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 14.3% (continued)

New York Transportation Development Corp.,
4.000%, 04/30/53	$5,790,000	$4,812,783
5.500%, 06/30/54	1,500,000	1,525,062
5.625%, 04/01/40	4,000,000	4,179,736
6.000%, 04/01/35	1,500,000	1,648,934
6.000%, 06/30/54	1,750,000	1,823,600
6.000%, 06/30/59	1,000,000	1,058,894

New York Transportation Development Corp., Series A 5.500%, 12/31/60	3,500,000	3,572,470
Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,010,773

Total New York		23,478,672
Ohio - 2.5%
County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,008,880
Ohio Higher Educational Facility Commission,
5.250%, 05/01/49	1,250,000	1,269,798
5.250%, 05/01/54	1,750,000	1,767,954

Total Ohio		4,046,632
Pennsylvania - 3.7%
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	1,000,000	1,007,899
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,047,610

Total Pennsylvania		6,055,509
Rhode Island - 5.0%
Rhode Island Health and Educational Building Corp.,
5.250%, 05/15/49	1,000,000	1,011,028
5.250%, 05/15/54	4,500,000	4,538,862

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,755,055

Total Rhode Island		8,304,945
South Carolina - 3.8%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	7,290,000	5,404,775
South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	750,000	769,532

Total South Carolina		6,174,307
Tennessee - 3.5%
City of Chattanooga Electric 2.000%, 09/01/40	6,710,000	4,787,101
	Principal Amount	Value

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	$1,000,000	$935,253

Total Tennessee		5,722,354
Texas - 7.9%
City of Houston Airport System Revenue, Series B,
5.500%, 07/15/37	1,000,000	1,079,581
5.500%, 07/15/38	1,000,000	1,072,906
5.500%, 07/15/39	1,870,000	1,991,798

Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	6,900,000	6,775,375
5.500%, 12/31/58	1,120,000	1,154,072

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	1,055,000	1,004,818

Total Texas		13,078,550
Virginia - 5.2%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,046,897
Virginia Small Business Financing Authority,
4.000%, 01/01/40	1,000,000	943,862
5.000%, 12/31/47	1,895,000	1,897,346
5.000%, 12/31/49	2,095,000	2,049,025
5.000%, 12/31/52	2,655,000	2,588,246

Total Virginia		8,525,376
Washington - 0.6%
Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,035,001
West Virginia - 1.7%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	2,625,000	2,827,845
Wisconsin - 5.9%
Public Finance Authority,
5.250%, 11/15/50	1,005,000	1,018,214
5.250%, 11/15/61	1,000,000	1,002,916
5.750%, 06/30/60	1,000,000	1,028,167
5.750%, 12/31/65	4,000,000	4,112,667
6.500%, 12/31/65	1,000,000	1,094,019

Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,500,000	1,508,285

Total Wisconsin		9,764,268

Total Municipal Bonds (Cost $168,426,553)		157,562,830

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Short-Term Investments - 3.8%
Repurchase Agreements - 3.8%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $6,257,669 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $6,382,193)	$6,257,000	$6,257,000

Total Short-Term Investments (Cost $6,257,000)		6,257,000
Value

Total Investments - 99.6% (Cost $174,683,553)	$163,819,830
Other Assets, less Liabilities - 0.4%	734,861
Net Assets - 100.0%	$164,554,691

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $6,223,589 or 3.8% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$157,562,830	—	$157,562,830
Short-Term Investments
Repurchase Agreements	—	6,257,000	—	6,257,000
Total Investments in Securities	—	$163,819,830	—	$163,819,830

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.